Note Loans (Carrying amount of Westernbank loans accounted for pursuant to ASC310-30) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Remain Subject To The Loss Sharing Agreement With FDIC | ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount	$ 563	$ 636